CONDENSED STATEMENTS OF INCOME - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Formation costs and other operating expenses	$ 763,796	$ 807,697
Loss from operations	(763,796)	(807,697)
Other Income (Loss):
Warrant issuance costs		(832,378)
Interest income	10,194	16,316
Change in fair value of warrant liability	3,222,332	3,327,749
Net income	2,468,730	1,703,990
Class A Common Stock Subject to Redemption
Other Income (Loss):
Interest income	$ 10,194	$ 16,316
Weighted average shares outstanding, basic and diluted	27,962,071	28,526,273
Class A and Class B Non Redeemable Common Stock [Member]
Other Income (Loss):
Net income	$ 2,468,730	$ 1,703,990
Weighted average shares outstanding, basic and diluted	11,569,179	9,977,775
Basic and diluted net income per share of common stock	$ 0.21	$ 0.17